PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2025	2024
Receivable from the German authorities (1)	$393	$350
Income tax receivable	509	2,123
Interest from bank deposits	718	459
Value Added Tax (VAT) receivable	600	404
Prepaid uniforms	828	814
Prepaid insurance	905	576
Prepaid licenses	858	685
Prepaid rent	657	412
Other	900	1,866
Total prepaid expenses and other current assets	$6,368	$7,689

(1)
In Germany, the employees are eligible for payroll support. The Company pays their full salary to its German employees and the Company is reimbursed by the German government for the payroll support amount.